FINANCIAL INSTRUMENTS - Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2018 CAD ($) $ / bbl $ / gal $ / $ $ / GJ	Dec. 31, 2017 CAD ($)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Percentage of reasonably possible increase in interest rate	1.00%	1.00%
Percentage of reasonably possible decrease in interest rate	(1.00%)	(1.00%)
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ 13	$ 17
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ (13)	$ (17)
Frac spread related Natural gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / GJ	0.25
Value of reasonably possible decrease in price | $ / GJ	0.25
Increase (decrease) in earnings due to reasonably possible increase in price	$ 2
Increase (decrease) in earnings due to reasonably possible decrease in price	$ (2)
Frac spread related NGL (includes propane, butane and condensate)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10
Increase (decrease) in earnings due to reasonably possible increase in price	$ (9)
Increase (decrease) in earnings due to reasonably possible decrease in price	$ 9
Foreign exchange interest rate
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / $	0.10
Value of reasonably possible decrease in price | $ / $	0.10
Increase (decrease) in earnings due to reasonably possible increase in price	$ 13
Increase (decrease) in earnings due to reasonably possible decrease in price	$ (13)
Product margin on Crude oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / bbl	2.50
Value of reasonably possible decrease in price | $ / bbl	2.50
Increase (decrease) in earnings due to reasonably possible increase in price	$ (3)
Increase (decrease) in earnings due to reasonably possible decrease in price	$ 3
Product margin on NGL
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price | $ / gal	0.10
Value of reasonably possible decrease in price | $ / gal	0.10
Corporate Interest rate
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Percentage of reasonably possible increase in interest rate	0.50%
Percentage of reasonably possible decrease in interest rate	0.50%
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ 0
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ 0